Leases - Schedule of Lease Costs and Disclosures in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Short-term leases	$ 273	$ 239
Lease of low-value assets	11	8
Variable lease payments not included in the lease liability	94	97
Total	378	344
Total cash outflow for lease payments	$ 675	$ 674